MINERAL PROPERTY, PLANT, AND EQUIPMENT (Narrative) (Details) - Las Chispas Property [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) t	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Additional commitment related to construction in progress	$ 8,930
Auesnco Engineering Canada Inc [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of tonne per day process for plant | t	1,250
Fixed price of agreement	$ 76,455
Construction in progress	68,580	$ 23,151
Additional commitment related to construction in progress	$ 7,875